Horizon Defined Risk Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2020

Shares			Value
	COMMON STOCKS - 101.8%
	Aerospace/Defense - 1.2%
3,805	Boeing Co. (a)(e)		$653,775
1,969	General Dynamics Corp.		294,070
1,923	Lockheed Martin Corp.		750,470
1,138	Northrop Grumman Corp.		389,890
358	TransDigm Group, Inc.		178,882
			2,267,087
	Agriculture - 0.8%
12,682	Altria Group, Inc.		554,711
3,778	Archer-Daniels-Midland Co.		169,103
10,628	Philip Morris International, Inc. (e)		848,008
			1,571,822
	Agriculture, Forestry, Fishing and Hunting - 0.1%
5,046	Corteva, Inc.		144,063

	Airlines - 0.1%
4,328	Delta Air Lines, Inc. (a)		133,519
3,469	Southwest Airlines Co. (a)		130,365
			263,884
	Apparel - 0.7%
10,418	Nike, Inc., Class B (e)		1,165,670
2,699	VF Corp.		177,459
			1,343,129
	Auto Manufacturers - 0.4%
27,065	Ford Motor Co. (a)		184,584
9,802	General Motors Co.		290,433
2,343	PACCAR, Inc.		201,123
			676,140
	Auto Parts & Equipment - 0.1%
1,693	Aptiv PLC (a)		145,801

	Banks - 3.8%
59,146	Bank of America Corp. (e)		1,522,418
6,072	Bank of New York Mellon Corp.		224,542
3,160	Capital One Financial Corp.		218,135
14,158	Citigroup, Inc. (e)		723,757
4,811	Fifth Third Bancorp		99,395
2,421	Goldman Sachs Group, Inc.		495,990
20,521	JPMorgan Chase & Co. (e)		2,055,999
7,401	KeyCorp		91,180
888	M&T Bank Corp.		91,695
10,795	Morgan Stanley		564,147
1,431	Northern Trust Corp.		117,185
2,846	PNC Financial Services Group, Inc.		316,475
2,430	State Street Corp.		165,459
27,640	Wells Fargo & Co. (e)		667,506
			7,353,883
	Beverages - 1.8%
3,133	Brown-Forman Corp., Class B		229,242
29,435	Coca-Cola Co. (e)		1,457,916
1,274	Constellation Brands, Inc., Class A		235,027
3,622	Monster Beverage Corp. (a)		303,741
9,350	PepsiCo, Inc. (e)		1,309,561
			3,535,487
	Biotechnology - 1.7%
3,973	Amgen, Inc. (e)		1,006,440
1,117	Biogen, Inc. (a)		321,294
8,518	Gilead Sciences, Inc.		568,577
988	Illumina, Inc. (a)		352,933
1,449	Incyte Corp. (a)		139,611
729	Regeneron Pharmaceuticals, Inc. (a)		451,929
1,730	Vertex Pharmaceuticals, Inc. (a)		482,878
			3,323,662
	Building Materials - 0.3%
5,194	Johnson Controls International PLC		211,552
423	Martin Marietta Materials, Inc.		85,814
1,975	Masco Corp.		115,142
887	Vulcan Materials Co.		106,440
			518,948
	Chemicals - 1.3%
1,488	Air Products & Chemicals, Inc.		434,883
4,928	Dow, Inc.		222,351
907	FMC Corp.		96,922
714	International Flavors & Fragrances, Inc. (f)		88,386
3,583	Linde PLC		894,819
2,229	LyondellBasell Industries NV, Class A		145,955
1,591	PPG Industries, Inc.		191,556
613	Sherwin-Williams Co.		411,354
			2,486,226
	Commercial Services - 2.4%
2,898	Automatic Data Processing, Inc.		403,083
696	Cintas Corp.		231,935
1,946	Ecolab, Inc.		383,518
831	Equifax, Inc.		139,832
1,990	Global Payments, Inc.		351,474
2,699	IHS Markit, Ltd.		215,704
1,263	Moody's Corp.		372,130
7,919	PayPal Holdings, Inc. (a)		1,616,585
2,174	Rollins, Inc.		119,874
1,625	S&P Global, Inc.		595,433
1,088	Verisk Analytics, Inc.		203,097
			4,632,665
	Computers - 9.1%
4,292	Accenture PLC, Class A		1,029,780
117,216	Apple, Inc. (e)		15,125,553
3,704	Cognizant Technology Solutions Corp., Class A		247,649
1,151	Fortinet, Inc. (a)		151,938
9,820	HP, Inc.		191,981
5,837	International Business Machines Corp. (e)		719,760
			17,466,661
	Construction - 0.2%
5,161	Las Vegas Sands Corp. (a)		261,715
30	NVR, Inc. (a)		125,050
			386,765
	Cosmetics/Personal Care - 1.7%
5,763	Colgate-Palmolive Co.		456,776
2,435	Estee Lauder Cos., Inc., Class A		539,888
16,576	Procter & Gamble Co. (e)		2,292,958
			3,289,622
	Distribution/Wholesale - 0.3%
1,562	Copart, Inc. (a)		161,386
3,879	Fastenal Co.		189,528
360	WW Grainger, Inc.		131,555
			482,469
	Diversified Financial Services - 4.3%
5,419	American Express Co.		550,516
852	Ameriprise Financial, Inc.		133,594
1,042	BlackRock, Inc. (e)		619,146
760	CBOE Global Markets, Inc.		69,760
8,575	Charles Schwab Corp.		304,670
2,408	CME Group, Inc.		423,495
2,250	Discover Financial Services		119,430
3,680	Intercontinental Exchange, Inc.		390,926
6,758	MasterCard, Inc., Class A (e)		2,420,648
1,114	Nasdaq, Inc.		149,744
1,577	T. Rowe Price Group, Inc.		219,534
13,208	Visa, Inc. (e)		2,799,964
			8,201,427
	Electric - 2.5%
1,648	Alliant Energy Corp.		89,239
1,650	Ameren Corp.		130,532
3,338	American Electric Power Co., Inc.		263,135
1,925	CMS Energy Corp.		116,443
2,262	Consolidated Edison, Inc.		161,371
5,702	Dominion Energy, Inc.		447,265
1,302	DTE Energy Co.		154,508
4,977	Duke Energy Corp.		399,852
2,448	Edison International		128,471
1,367	Entergy Corp.		135,524
2,240	Eversource Energy		191,991
6,645	Exelon Corp.		245,267
3,663	FirstEnergy Corp.		104,725
3,301	NextEra Energy, Inc.		921,540
5,226	PPL Corp.		144,394
3,421	Public Service Enterprise Group, Inc.		178,713
1,980	Sempra Energy		244,827
7,116	Southern Co.		371,313
2,135	WEC Energy Group, Inc.		200,861
3,559	Xcel Energy, Inc.		247,262
			4,877,233
	Electrical Components & Equipment - 0.4%
1,544	AMETEK, Inc.		155,481
4,124	Emerson Electric Co.		286,494
1,473	L3Harris Technologies, Inc.		266,230
			708,205
	Electronics - 1.0%
2,087	Agilent Technologies, Inc.		209,576
2,002	Amphenol Corp., Class A		219,820
2,267	Fortive Corp.		163,473
1,283	Garmin, Ltd.		132,932
4,769	Honeywell International, Inc.		789,508
162	Mettler-Toledo International, Inc. (a)		157,266
2,260	TE Connectivity, Ltd.		218,316
			1,890,891
	Engineering & Construction - 0.0% (b)
969	Jacobs Engineering Group, Inc.		87,472

	Environmental Control - 0.3%
2,160	Republic Services, Inc.		200,275
2,854	Waste Management, Inc.		325,356
			525,631
	Finance and Insurance - 0.5%
1,572	Aon Plc, Class A		314,384
1,160	First Republic Bank		130,976
255	MarketAxess Holdings, Inc.		123,915
9,195	Truist Financial Corp.		356,858
1,430	WR Berkley Corp.		88,731
			1,014,864
	Food - 1.2%
4,085	General Mills, Inc.		261,236
1,414	Hershey Co.		210,177
3,622	Hormel Foods Corp.		184,649
2,293	Kellogg Co.		162,597
8,240	Kraft Heinz Co.		288,729
5,206	Kroger Co.		185,750
904	McCormick & Co., Inc.		186,405
9,602	Mondelez International, Inc., Class A		560,949
3,364	Sysco Corp.		202,311
2,464	Tyson Foods, Inc., Class A		154,739
			2,397,542
	Forest Products & Paper - 0.1%
2,678	International Paper Co.		97,131

	Gas - 0.1%
832	Atmos Energy Corp.		83,050
3,023	NiSource, Inc.		66,990
			150,040
	Hand/Machine Tools - 0.1%
1,030	Stanley Black & Decker, Inc.		166,139

	Healthcare Products - 3.8%
11,802	Abbott Laboratories (e)		1,291,965
3,415	Baxter International, Inc.		297,344
1,822	Becton Dickinson & Co.		442,327
358	Cooper Cos., Inc.		112,548
4,665	Danaher Corp.		963,183
4,166	Edwards Lifesciences Corp. (a)		357,610
572	IDEXX Laboratories, Inc. (a)		223,686
779	Intuitive Surgical, Inc. (a)		569,324
9,136	Medtronic PLC (e)		981,846
972	ResMed, Inc.		175,718
2,534	Stryker Corp.		502,137
310	Teleflex, Inc.		121,815
2,662	Thermo Fisher Scientific, Inc.		1,141,945
1,391	Zimmer Biomet Holdings, Inc.		195,964
			7,377,412
	Healthcare Services - 1.9%
1,719	Anthem, Inc.		483,933
3,966	Centene Corp. (a)		243,195
2,302	HCA Healthcare, Inc. (a)		312,427
892	Humana, Inc.		370,332
1,303	IQVIA Holdings, Inc. (a)		213,366
6,371	UnitedHealth Group, Inc. (e)		1,991,256
			3,614,509
	Healthcare-Products - 0.2%
9,524	Boston Scientific Corp. (a)		390,674

	Home Builders - 0.2%
2,465	DR Horton, Inc.		175,927
2,028	Lennar Corp., Class A		151,735
			327,662
	Household Products/Wares - 0.3%
840	Clorox Co.		187,740
2,281	Kimberly-Clark Corp.		359,851
			547,591
	Insurance - 3.3%
4,917	Aflac, Inc.		178,585
2,124	Allstate Corp.		197,532
5,897	American International Group, Inc.		171,839
1,286	Arthur J Gallagher & Co.		135,416
16,453	Berkshire Hathaway, Inc., Class B (a)(e)		3,587,412
3,081	Chubb, Ltd.		385,125
1,094	Cincinnati Financial Corp.		86,874
2,444	Hartford Financial Services Group, Inc.		98,860
2,271	Loews Corp.		81,438
3,408	Marsh & McLennan Cos., Inc.		391,613
6,197	MetLife, Inc.		238,337
3,968	Progressive Corp.		377,119
2,696	Prudential Financial, Inc.		182,708
1,746	Travelers Cos., Inc.		202,606
			6,315,464
	Internet - 14.0%
4,605	Alphabet, Inc., Class A (a)(e)		7,503,986
3,285	Amazon.com, Inc. (a)(e)		11,336,404
276	Booking Holdings, Inc. (a)		527,284
5,376	eBay, Inc.		294,497
18,947	Facebook, Inc., Class A (a)(e)		5,555,260
2,876	Netflix, Inc. (a)(e)		1,523,014
766	VeriSign, Inc. (a)		164,537
			26,904,982
	Iron/Steel - 0.1%
2,125	Nucor Corp.		96,603

	Lodging - 0.2%
1,850	Hilton Worldwide Holdings, Inc. (a)		167,166
2,173	Marriott International, Inc., Class A (a)		223,623
			390,789
	Machinery - Construction & Mining - 0.3%
3,713	Caterpillar, Inc.		528,397

	Machinery - Diversified - 0.7%
1,000	Cummins, Inc.		207,250
2,121	Deere & Co.		445,537
970	Dover Corp.		106,545
783	Rockwell Automation, Inc.		180,505
710	Roper Technologies, Inc.		303,305
1,196	Xylem, Inc.		95,895
			1,339,037
	Manufacturing - 0.6%
10,880	Amcor Plc		120,333
510	IDEX Corp.		91,917
2,913	Ingersoll Rand, Inc. (a)		102,130
10,143	Raytheon Technologies Corp. (e)		618,723
1,614	Trane Technologies Plc		191,081
			1,124,184
	Media - 2.1%
1,781	Charter Communications, Inc., Class A (a)		1,096,401
30,654	Comcast Corp., Class A (e)		1,373,606
12,093	Walt Disney Co. (a)(e)		1,594,704
			4,064,711
	Mining - 0.3%
10,283	Freeport-McMoRan, Inc. (a)		160,518
5,397	Newmont Goldcorp Corp.		363,110
			523,628
	Miscellaneous Manufacturing - 1.0%
3,879	3M Co. (e)		632,355
2,762	Eaton Corp PLC		282,000
58,757	General Electric Co. (a)		372,519
2,127	Illinois Tool Works, Inc.		420,189
864	Parker-Hannifin Corp.		177,993
			1,885,056
	Oil & Gas - 1.8%
12,526	Chevron Corp. (e)		1,051,307
1,523	Concho Resources, Inc.		79,166
7,328	ConocoPhillips		277,658
3,927	EOG Resources, Inc.		178,050
28,500	Exxon Mobil Corp. (e)		1,138,290
2,114	Hess Corp.		97,329
4,463	Marathon Petroleum Corp.		158,258
6,307	Occidental Petroleum Corp.		80,351
2,959	Phillips 66		173,013
1,066	Pioneer Natural Resources Co.		110,789
2,772	Valero Energy Corp.		145,779
			3,489,990
	Oil & Gas Services - 0.1%
6,861	Baker Hughes & GE Co., Class A		97,975
9,257	Schlumberger, Ltd.		175,976
			273,951
	Packaging & Containers - 0.1%
2,180	Ball Corp.		175,207

	Pharmaceuticals - 5.4%
9,995	AbbVie, Inc. (e)		957,221
1,414	AmerisourceBergen Corp.		137,200
15,290	Bristol-Myers Squibb Co.		951,038
2,538	Cigna Corp.		450,165
8,843	CVS Health Corp.		549,327
6,525	Eli Lilly & Co. (e)		968,245
17,682	Johnson & Johnson (e)		2,712,596
1,105	McKesson Corp.		169,551
17,028	Merck & Co., Inc. (e)		1,451,978
37,518	Pfizer, Inc. (e)		1,417,805
3,181	Zoetis, Inc., Class A		509,278
			10,274,404
	Pipelines - 0.2%
15,287	Kinder Morgan, Inc.		211,266
2,874	ONEOK, Inc.		78,978
8,157	Williams Cos., Inc.		169,339
			459,583
	Professional, Scientific, and Technical Services - 0.3%
1,230	ServiceNow, Inc. (a)		592,885

	Real Estate Investment Trusts - 2.5%
846	Alexandria Real Estate Equities, Inc.		142,449
2,959	American Tower Corp.		737,235
947	AvalonBay Communities, Inc.		149,683
1,044	Boston Properties, Inc.		90,692
2,269	CBRE Group, Inc., Class A (a)		106,711
2,785	Crown Castle International Corp.		454,651
1,758	Digital Realty Trust, Inc.		273,633
2,480	Duke Realty Corp.		95,604
561	Equinix, Inc.		443,067
2,491	Equity Residential		140,617
442	Essex Property Trust, Inc.		95,697
869	Extra Space Storage, Inc.		92,592
3,407	Healthpeak Properties, Inc.		94,169
760	Mid-America Apartment Communities, Inc.		89,011
4,845	Prologis, Inc.		493,512
1,174	Public Storage		249,358
2,294	Realty Income Corp.		142,297
754	SBA Communications Corp.		230,777
2,014	Simon Property Group, Inc.		136,650
2,141	UDR, Inc.		74,528
2,761	Ventas, Inc.		113,781
2,708	Welltower, Inc.		155,764
5,033	Weyerhaeuser Co. (a)		152,550
			4,755,028

	Retail - 6.0%
160	AutoZone, Inc. (a)		191,410
1,727	Best Buy Co., Inc.		191,541
1,217	CarMax, Inc. (a)		130,134
186	Chipotle Mexican Grill, Inc. (a)		243,712
2,942	Costco Wholesale Corp.		1,022,816
1,686	Dollar General Corp.		340,370
1,570	Dollar Tree, Inc. (a)		151,144
1,072	Genuine Parts Co.		101,240
7,223	Home Depot, Inc. (e)		2,058,844
5,065	Lowe's Cos., Inc.		834,155
4,972	McDonald's Corp. (e)		1,061,621
504	O'Reilly Automotive, Inc. (a)		234,677
2,372	Ross Stores, Inc. (a)		216,042
7,815	Starbucks Corp.		660,133
3,360	Target Corp.		508,066
8,023	TJX Cos., Inc. (a)		439,580
816	Tractor Supply Co.		121,445
379	Ulta Beauty, Inc. (a)		87,996
18,854	Walmart, Inc. (e)		2,617,878
2,020	Yum! Brands, Inc.		193,617
			11,406,421
	Semiconductors - 4.6%
7,590	Advanced Micro Devices, Inc. (a)		689,324
2,443	Analog Devices, Inc.		285,538
6,098	Applied Materials, Inc.		375,637
2,673	Broadcom, Inc. (e)		927,932
28,325	Intel Corp. (e)		1,443,159
1,044	KLA Corp.		214,166
974	Lam Research Corp.		327,595
1,595	Microchip Technology, Inc.		174,972
7,348	Micron Technology, Inc. (a)		334,407
4,041	NVIDIA Corp.		2,161,854
7,644	Qualcomm, Inc.		910,400
6,261	Texas Instruments, Inc.		890,001
1,663	Xilinx, Inc.		173,218
			8,908,203
	Software - 10.3%
5,076	Activision Blizzard, Inc.		423,947
3,184	Adobe, Inc. (a)(e)		1,634,634
574	ANSYS, Inc. (a)		194,592
1,435	Autodesk, Inc. (a)		352,579
1,860	Cadence Design Systems, Inc. (a)		206,292
2,027	Cerner Corp.		148,721
821	Citrix Systems, Inc.		119,209
1,927	Electronic Arts, Inc. (a)		268,759
4,127	Fidelity National Information Services, Inc.		622,558
4,548	Fiserv, Inc. (a)		452,890
1,749	Intuit, Inc.		604,087
50,345	Microsoft Corp. (e)		11,354,308
566	MSCI, Inc.		211,271
21,330	Oracle Corp. (e)		1,220,503
2,401	Paychex, Inc.		183,604
5,878	salesforce.com, Inc. (a)		1,602,637
999	Synopsys, Inc. (a)		221,079
			19,821,670
	Telecommunications - 2.9%
47,988	AT&T, Inc. (e)		1,430,522
28,358	Cisco Systems, Inc. (e)		1,197,275
1,181	Motorola Solutions, Inc.		182,760
8,598	T-Mobile US, Inc. (a)		1,003,214
27,851	Verizon Communications, Inc. (e)		1,650,729
			5,464,500
	Toys/Games/Hobbies - 0.0% (b)
1,043	Hasbro, Inc.		82,334

	Transportation - 1.8%
1,079	CH Robinson Worldwide, Inc.		106,066
5,155	CSX Corp.		394,151
1,134	Expeditors International of Washington, Inc.		100,234
1,743	FedEx Corp.		383,181
766	JB Hunt Transport Services, Inc.		107,654
637	Kansas City Southern		115,960
1,721	Norfolk Southern Corp.		365,764
4,551	Union Pacific Corp.		875,794
5,781	United Parcel Service, Inc., Class B		945,887
			3,394,691
	Transportation and Warehousing - 0.1%
817	Old Dominion Freight Line, Inc.		165,181

	Water - 0.1%
1,224	American Water Works Co., Inc.		173,000

	Wholesale Trade - 0.1%
4,924	DuPont de Nemours, Inc. (e)		274,562

	TOTAL COMMON STOCKS (Cost - $156,267,367)		195,147,198

Contracts		Notional Value
	PURCHASED OPTIONS - 2.4%
	PURCHASED CALL OPTIONS - 0.9% (a)(c)
	CBOE Volatility Index
2,600	Expiration: November 2020, Exercise Price: $35 (g)	$9,100,000	1,209,000
	SPDR S&P 500 ETF Trust
1,280	Expiration: September 2020, Exercise Price: $353 (g)	45,184,000	506,240
	TOTAL PURCHASED CALL OPTIONS (Cost - $1,482,973)		1,715,240

	PURCHASED PUT OPTIONS - 1.5% (a)(c)
	iPath Series B S&P 500 VIX Short-Term Futures ETF
2,000	Expiration: September 2020, Exercise Price: $21	4,200,000	20,000
	S&P 500 Index
185	Expiration: September 2020, Exercise Price: $3,030 (g)	56,055,000	110,075
180	Expiration: October 2020, Exercise Price: $3,120 (g)	56,160,000	544,500
185	Expiration: November 2020, Exercise Price: $3,300 (g)	61,050,000	1,878,675
	SPDR S&P 500 ETF Trust
1,200	Expiration: September 2020, Exercise Price: $340 (g)	40,800,000	408,000
	TOTAL PURCHASED PUT OPTIONS (Cost - $7,911,888)		2,961,250
	TOTAL PURCHASED OPTIONS (Cost - $9,394,861)		4,676,490
Shares
	WARRANTS - 0.0% (b)
750	Occidental Petroleum Corp. (a)		2,214
	TOTAL WARRANTS (Cost - $0)		2,214

	SHORT TERM INVESTMENTS - 1.4%
	Money Market Funds - 1.4%
2,625,992	First American Treasury Obligations Fund, Class X, 0.07% (d)		2,625,992
	TOTAL SHORT TERM INVESTMENTS (Cost - $2,625,992)		2,625,992

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.0% (b)
89,662	First American Government Obligations Fund, Class Z, 0.05% (d)		89,662
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $89,662)		89,662

	TOTAL INVESTMENTS - 105.6% (Cost - $168,377,882)		202,541,556
	Liabilities in Excess of Other Assets - (5.6)%		(10,685,982)
	NET ASSETS - 100.0%		$191,855,574

Contracts		Notional Value	Value
	SCHEDULE OF WRITTEN OPTIONS - (5.9)%
	SCHEDULE OF WRITTEN CALL OPTIONS - (5.2)% (a)(c)
	Apple, Inc.
3,200	Expiration: September 2020, Exercise Price $138.75	$44,400,000	$800,000
	CBOE Volatility Index
2,600	Expiration: November 2020, Exercise Price $47.50	12,350,000	643,500
	S&P 500 Index
185	Expiration: September 2020, Exercise Price $3,330	61,605,000	3,480,775
180	Expiration: October 2020, Exercise Price $3,400	61,200,000	2,968,200
185	Expiration: November 2020, Exercise Price $3,560	65,860,000	2,162,650
	TOTAL WRITTEN CALL OPTIONS (Premiums Received $4,522,334)		10,055,125

	SCHEDULE OF WRITTEN PUT OPTIONS - (0.7)% (a)(c)
	CBOE Volatility Index
2,600	Expiration: November 2020, Exercise Price $24	6,240,000	364,000
	S&P 500 Index
185	Expiration: November 2020, Exercise Price $2,880	53,280,000	752,950
	SPDR S&P 500 ETF Trust
2,400	Expiration: September 2020, Exercise Price $320	76,800,000	303,600
	TOTAL WRITTEN PUT OPTIONS (Premiums Received $1,813,262)		1,420,550
	TOTAL OPTIONS WRITTEN (Premiums Received $6,335,596)		$11,475,675

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) Less than 0.1%.
(c) Each Option is exercisable into 100 shares of the underlying security.
(d) Money Market Fund; interest rate reflects seven-day yield on August 31, 2020.
(e) All or a portion of the security is segregated as collateral for written options. The value of the securities segregated as collateral for written options is $94,449,163.
(f) All or a portion of this security is out on loan as of August 31, 2020.
(g) Held in connection with a written option, see Schedule of Written Options for more details.